UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2011 (Unaudited)

DWS Small Cap Growth Fund
	Shares	Value ($)
Common Stocks 97.1%
Consumer Discretionary 16.1%
Auto Components 0.9%
Gentex Corp. (a)	29,800	900,854
Hotels Restaurants & Leisure 2.1%
Buffalo Wild Wings, Inc.* (a)	20,790	1,378,585
Red Robin Gourmet Burgers, Inc.* (a)	24,201	880,432

		2,259,017
Internet & Catalog Retail 1.2%
Shutterfly, Inc.* (a)	21,263	1,220,922
Media 1.2%
Cinemark Holdings, Inc. (a)	61,410	1,271,801
Specialty Retail 7.6%
Advance Auto Parts, Inc. (a)	21,400	1,251,686
Children's Place Retail Stores, Inc.* (a)	28,718	1,277,664
DSW, Inc. "A"* (a)	36,660	1,855,363
Guess?, Inc.	33,800	1,421,628
hhgregg, Inc.* (a)	54,220	726,548
Ulta Salon, Cosmetics & Fragrance, Inc.* (a)	22,268	1,438,067

		7,970,956
Textiles, Apparel & Luxury Goods 3.1%
Carter's, Inc.* (a)	24,200	744,392
Deckers Outdoor Corp.*	13,671	1,204,962
True Religion Apparel, Inc.* (a)	44,392	1,290,919

		3,240,273
Consumer Staples 3.5%
Food Products
Diamond Foods, Inc. (a)	25,800	1,969,572
Green Mountain Coffee Roasters, Inc.* (a)	11,803	1,053,536
TreeHouse Foods, Inc.*	11,978	654,118

		3,677,226
Energy 8.4%
Energy Equipment & Services 2.5%
Complete Production Services, Inc.*	42,792	1,427,541
Dril-Quip, Inc.* (a)	16,775	1,137,848

		2,565,389
Oil, Gas & Consumable Fuels 5.9%
Approach Resources, Inc.* (a)	44,751	1,014,505
Carrizo Oil & Gas, Inc.* (a)	37,244	1,554,937
Clean Energy Fuels Corp.* (a)	33,316	438,105
Cloud Peak Energy, Inc.* (a)	38,212	813,916
Northern Oil & Gas, Inc.* (a)	43,746	968,974
Rosetta Resources, Inc.* (a)	27,579	1,421,422

		6,211,859
Financials 5.5%
Capital Markets 1.0%
Stifel Financial Corp.* (a)	28,950	1,038,147
Commercial Banks 0.9%
Prosperity Bancshares, Inc. (a)	21,800	955,276
Consumer Finance 1.9%
Dollar Financial Corp.* (a)	89,326	1,933,908
Diversified Financial Services 1.7%
Portfolio Recovery Associates, Inc.* (a)	21,551	1,827,309
Health Care 21.1%
Biotechnology 3.1%
Alkermes, Inc.*	52,706	980,332
Halozyme Therapeutics, Inc.* (a)	117,000	808,470
ImmunoGen, Inc.* (a)	59,575	726,219
Onyx Pharmaceuticals, Inc.*	21,615	763,009

		3,278,030
Health Care Equipment & Supplies 6.2%
Accuray, Inc.* (a)	135,139	1,082,463
CONMED Corp.* (a)	28,417	809,316
Kinetic Concepts, Inc.* (a)	25,500	1,469,565
Merit Medical Systems, Inc.*	51,070	917,728
NxStage Medical, Inc.* (a)	20,755	432,119
Synovis Life Technologies, Inc.*	36,094	628,758
Thoratec Corp.*	34,700	1,138,854

		6,478,803
Health Care Providers & Services 3.4%
Centene Corp.*	35,897	1,275,420
ExamWorks Group, Inc.* (a)	60,299	1,530,992
Universal American Corp. (a)	66,662	729,949

		3,536,361
Health Care Technology 2.4%
ePocrates, Inc.*	18,588	342,763
SXC Health Solutions Corp.*	35,759	2,106,920

		2,449,683
Pharmaceuticals 6.0%
Auxilium Pharmaceuticals, Inc.* (a)	38,931	763,048
Flamel Technologies SA (ADR)* (a)	67,619	361,762
Pacira Pharmaceuticals. Inc.* (a)	84,926	1,019,112
Par Pharmaceutical Companies, Inc.*	27,900	920,142
Questcor Pharmaceuticals, Inc.*	109,081	2,628,852
VIVUS, Inc.* (a)	67,653	550,695

		6,243,611
Industrials 13.8%
Aerospace & Defense 2.3%
AAR Corp. (a)	35,759	968,711
BE Aerospace, Inc.*	35,840	1,462,631

		2,431,342
Commercial Services & Supplies 0.5%
EnerNOC, Inc.* (a)	30,798	484,761
Construction & Engineering 1.0%
MYR Group, Inc.* (a)	45,511	1,064,957
Electrical Equipment 1.4%
General Cable Corp.* (a)	35,395	1,507,119
Machinery 5.5%
Altra Holdings, Inc.* (a)	40,890	980,951
Ampco-Pittsburgh Corp.	25,290	593,050
Chart Industries, Inc.*	9,589	517,614
Columbus McKinnon Corp.*	31,576	567,105
RBC Bearings, Inc.*	28,212	1,065,285
Sauer-Danfoss, Inc.*	19,848	1,000,141
Terex Corp.*	34,075	969,434

		5,693,580
Professional Services 1.1%
TrueBlue, Inc.* (a)	82,723	1,197,829
Road & Rail 1.1%
Genesee & Wyoming, Inc. "A"* (a)	18,781	1,101,318
Trading Companies & Distributors 0.9%
United Rentals, Inc.* (a)	35,553	903,046
Information Technology 24.8%
Communications Equipment 2.8%
Aruba Networks, Inc.* (a)	27,272	805,888
Comverse Technology, Inc.*	84,597	655,627
Polycom, Inc.*	16,991	1,092,521
Sycamore Networks, Inc. (a)	18,300	406,992

		2,961,028
Electronic Equipment, Instruments & Components 2.9%
Cognex Corp.	28,428	1,007,204
Coherent, Inc.*	25,221	1,393,965
Itron, Inc.*	12,570	605,371

		3,006,540
Internet Software & Services 1.7%
Digital River, Inc.* (a)	20,478	658,572
MercadoLibre, Inc. (a)	5,778	458,427
NIC, Inc. (a)	46,800	629,928

		1,746,927
IT Services 5.4%
Cardtronics, Inc.*	61,622	1,445,036
FleetCor Technologies, Inc.*	24,460	724,994
Forrester Research, Inc. (a)	38,778	1,278,123
iGATE Corp. (a)	54,352	887,025
Syntel, Inc.	23,242	1,374,067

		5,709,245
Semiconductors & Semiconductor Equipment 3.7%
Cavium, Inc.* (a)	27,086	1,180,679
EZchip Semiconductor Ltd.* (a)	15,625	577,656
Netlogic Microsystems, Inc.* (a)	37,200	1,503,624
TriQuint Semiconductor, Inc.* (a)	56,444	575,164

		3,837,123
Software 8.3%
CommVault Systems, Inc.* (a)	14,736	655,015
Compuware Corp.* (a)	87,032	849,432
Concur Technologies, Inc.* (a)	24,461	1,224,762
NetQin Mobile, Inc. (ADR)* (a)	23,129	127,210
NICE Systems Ltd. (ADR)*	25,640	932,270
OPNET Technologies, Inc.	20,868	854,336
QLIK Technologies, Inc.*	18,335	624,490
Taleo Corp. "A"* (a)	35,396	1,310,714
TiVo, Inc.* (a)	32,603	335,485
Ultimate Software Group, Inc.* (a)	23,763	1,293,420
VanceInfo Technologies, Inc. (ADR)* (a)	20,850	481,844

		8,688,978
Materials 3.9%
Chemicals 1.6%
Solutia, Inc.*	40,955	935,822
STR Holdings, Inc.* (a)	50,237	749,536

		1,685,358
Metals & Mining 1.4%
Molycorp, Inc.*	11,988	731,987
Thompson Creek Metals Co., Inc.* (a)	78,900	787,422

		1,519,409
Paper & Forest Products 0.9%
Schweitzer-Mauduit International, Inc.	15,996	898,176

Total Common Stocks (Cost $73,825,427)		101,496,161
Securities Lending Collateral 45.8%
Daily Assets Fund Institutional, 0.13% (b) (c) (Cost $47,796,269)	47,796,269	47,796,269
Cash Equivalents 2.9%
Central Cash Management Fund, 0.11% (b) (Cost $3,035,469)	3,035,469	3,035,469

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $124,657,165) †	145.8	152,327,899
Other Assets and Liabilities, Net	(45.8)	(47,848,732)

Net Assets	100.0	104,479,167

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $124,960,837.  At June 30, 2011, net unrealized appreciation for all securities based on tax cost was $27,367,062.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,982,207 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,615,145.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2011 amounted to $47,135,737 which is 45.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$101,496,161	$—	$—	$101,496,161
Short-Term Investments(d)	50,831,738	—	—	50,831,738
Total	$152,327,899	$—	$—	$152,327,899

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011